Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Weighted average number of ordinary shares outstanding diluted	22,500,000	22,500,000	22,500,000
Earnings per ordinary share diluted	$ 0.35	$ 0.38	$ 0.28